NON—CONTROLLING INTERESTS - Schedule of Net Earnings Attributable to Non-controlling Partnership (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Net earnings (loss) attributable to non-controlling interests
Profit (loss) attributable to non-controlling interests	$ 5,611,973	$ 9,859,377	$ 4,016,672
Latam Parque Logistico Coyol II
Net earnings (loss) attributable to non-controlling interests
Profit (loss) attributable to non-controlling interests	583,171	486,335	(215,926)
Latam Parque Logistico San José - Verbena
Net earnings (loss) attributable to non-controlling interests
Profit (loss) attributable to non-controlling interests	1,661,618	5,242,930	4,682,615
Alas Partnership
Net earnings (loss) attributable to non-controlling interests
Profit (loss) attributable to non-controlling interests	1,095,880	0	0
Parque Logístico Callao
Net earnings (loss) attributable to non-controlling interests
Profit (loss) attributable to non-controlling interests	$ 2,271,304	$ 4,130,112	$ (450,017)